DERIVATIVE FINANCIAL INSTRUMENTS 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Maximum length of time hedged in cash flow hedge	15
Joint venture maximum length time hedged In cash flow hedge	22
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ (23)
Cash Flow Hedge Gain (Loss) To Be Reclassified Within Twelve Months For Noncontrolling Interest	(12)
San Diego Gas and Electric Company and Subsidiary [Member]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Maximum length of time hedged in cash flow hedge	5
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(11)
Southern California Gas Company [Member]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ (1)